Share-based payments (Tables)	6 Months Ended
Jun. 30, 2023
Share-based payments with service condition
Share-based payments
Schedule of fair value of options

	June 30, 2023	June 30, 2022
Fair value at grant date	$0.79	$3.30
Share price at grant date	$1.05	$4.45
Exercise price	$1.05	$4.45
Expected volatility	90%	90%
Expected life	5.86	5.87
Expected dividends	0.00	0.00
Risk-free interest rate	3.95%	2.22%

Share-based payments with market condition
Share-based payments
Schedule of fair value of options

June 30, 2022
Fair value at grant date	$1.13
Share price at grant date	$4.58
Exercise price	$4.58
Expected volatility	70%
Expected life	2.00
Expected dividends	0.00
Risk-free interest rate	2.41%